CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating Activities
Net income	$ 75,973	$ 175,016
Loss (income) from discontinued operations, net of taxes	45,156	(32,351)
Income from continuing operations	121,129	142,665
Adjustments to reconcile income from continuing operations to net cash provided by (used in) operating activities - continuing operations:
Depreciation and amortization	83,645	72,632
Impairment of goodwill	0	36,684
Impairment, Long-Lived Asset, Held-for-Use	8,576	3,326
Net gain on sale of assets	(13,966)	(1,901)
Net gain on sale of businesses	(552)	(75,945)
Unrealized Gain (Loss) on Investments	22,365	(723)
Stock-based compensation expense	5,000	6,090
Equity method earnings	(23,352)	(8,711)
Noncash debt refinancing expenses	1,921	0
Amortization of debt discounts and debt issuance costs	4,733	6,255
Deferred tax benefit (expense)	2,075	(12,353)
Pension and other postretirement benefit plan expense	4,535	1,982
Dividends received from equity method investments	8,744	4,994
Insured Event, Gain (Loss)	(11,542)	(527)
Other	(1,337)	705
Changes in operating assets and liabilities:
Receivables, net of allowances	(203,434)	(89,014)
Inventories	(5,583)	(9,136)
Prepaids, other current assets and other assets	(244)	(4,032)
Accounts payable, accrued liabilities and other liabilities	24,228	33,255
Net cash provided by operating activities - continuing operations	26,941	106,246
Investing activities
Sales of assets	12,093	2,825
Capital expenditures	(93,101)	(56,788)
Proceeds from sale of businesses, net of transaction costs and cash transferred	68,515	117,735
Insurance proceeds	19,550	527
Purchases of investments	(2)	(262)
Purchases of unconsolidated affiliates	(2,055)	(504)
Payments to Acquire Businesses, Net of Cash Acquired	2,489	930
Other	(22)	(1,908)
Financing activities
Proceeds from borrowings and overdrafts	1,533,582	1,273,561
Repayments on borrowings and overdrafts and payment of debt refinancing fees	(1,516,208)	(1,425,422)
Dividends paid to shareholders	(24,171)	(22,899)
Dividends paid to noncontrolling interests	(22,917)	(23,157)
Proceeds from (Payments to) Noncontrolling Interests	0	78
Payment of contingent consideration	(1,015)	(996)
Net cash used in financing activities - continuing operations	(30,729)	(198,835)
Effect of foreign exchange rate changes on cash	17,988	1,613
Net cash (used in) provided by operating activities - discontinued operations	(27,109)	23,397
Net cash used in investing activities - discontinued operations	(6,626)	(6,139)
Cash (used in) provided by discontinued operations, net	(33,735)	17,258
Decrease in cash and cash equivalents	(17,046)	(13,023)
Cash and cash equivalents at beginning of period, including discontinued operations	331,719	277,005
Cash and cash equivalents at end of period, including discontinued operations	314,673	263,982
Income tax payments, net of refunds	(71,546)	(62,743)
Interest payments on borrowings	(48,438)	(50,376)
Net cash provided by investing activities - continuing operations	$ 2,489	$ 60,695